Earning (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of numerator and denominator of the basic and diluted net loss per share
	Year ended December 31,
	2022	2021	2020
Numerator (USD in thousands):
Net earnings (loss) attributable to Medigus Ltd.	(9,815)	6,794	(4,325)

Denominator (in thousands):
Weighted average number of ordinary shares used for basic and diluted earnings (loss) per share calculation*	24,385	23,036	6,672

Net earnings (loss) per share attributable to Medigus Ltd. (USD): *
Basic	(0.40)	0.2	(0.6)
Diluted	(0.40)	0.2	(0.6)

*	Adjusted to reflect the Reverse Split at ratio of 20:1 occurred effected on July 7, 2022 – see also note 14